Financial instrument (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	€ 16,262
Financial liabilities, at fair value	15,017
Non-current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities		€ 15,119
Non-current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	15,017
Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	87
Financial liabilities, at fair value	82
Non-current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities		163
Non-current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	82
Current bank overdraft | Fair value
Financial instruments
Financial liabilities		58
Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	805
Financial liabilities, at fair value	798
Current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities		787
Current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	798
Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	159
Financial liabilities, at fair value	155
Current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities		310
Current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	155
Current trade payable | Not measured at fair value
Financial instruments
Financial liabilities	3,269
Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	1,067
Financial assets, at fair value	1,067
Non-current derivative financial instruments | Level One | Fair value
Financial instruments
Financial assets		352
Non-current derivative financial instruments | Level Two | Fair value
Financial instruments
Financial assets, at fair value	1,067
Non-current equity securities | Fair value
Financial instruments
Financial assets	5
Financial assets, at fair value	5
Non-current equity securities | Level Three | Fair value
Financial instruments
Financial assets		5
Financial assets, at fair value	5
Current bond funds | Fair value
Financial instruments
Financial assets	13,194
Financial assets, at fair value	13,194
Current bond funds | Level One | Fair value
Financial instruments
Financial assets		14,044
Financial assets, at fair value	13,194
Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,643
Financial assets, at fair value	3,643
Current cash and cash equivalents | Level One | Fair value
Financial instruments
Financial assets		7,569
Current cash and cash equivalents | Level One | Not measured at fair value
Financial instruments
Financial assets, at fair value	3,643
Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	4,211
Financial liabilities measured at amortized cost | Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,262
Financial liabilities measured at amortized cost | Non-current long term debt | Level Two
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	87
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Level Two
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | Current bank overdraft | Not measured at fair value
Financial instruments
Financial liabilities	8
Financial liabilities measured at amortized cost | Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	805
Financial liabilities measured at amortized cost | Current long term debt | Level Two
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	159
Financial liabilities measured at amortized cost | Current finance lease obligation | Level Two
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | Current trade payable | Not measured at fair value
Financial instruments
Financial liabilities	3,269
FVTPL | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	1,067
FVOCI | Non-current equity securities | Fair value
Financial instruments
Financial assets	5
FVOCI | Current bond funds | Fair value
Financial instruments
Financial assets, at fair value	13,194
At amortised cost | Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,643
At amortised cost | Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	€ 4,211
Financial assets at fair value through profit or loss | Non-current derivative financial instruments | Level One
Financial instruments
Financial assets		352
Available-for-sale financial assets | Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value		5
Available-for-sale financial assets | Current bond funds | Level One
Financial instruments
Financial assets, at fair value		14,044
Loans and receivables | Current cash and cash equivalents | Level One
Financial instruments
Financial assets		€ 7,569